Condensed Consolidated Statement of Comprehensive Income	6 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£) £ / shares	Mar. 31, 2021 EUR (€)	Sep. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£) £ / shares	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 GBP (£) £ / shares	Sep. 30, 2020 GBP (£) £ / shares
Condensed Consolidated Statement of Comprehensive Income
Revenue	£ 0			£ 0
Other operating income	0			0		£ 981,583	£ 1,539,490
Administrative expenses	(3,982,325)			(852,379)		(697,282)	(2,173,713)
Operating loss	(3,982,325)			(852,379)		284,301	(634,223)
Finance costs	(426,255)			(148,079)		(69,466)	(307,936)
Finance income	0			50,882		400,666	50,882
Loss before tax	(4,408,580)	€ (4,408,580)		(949,576)	€ (949,576)	615,501	(891,277)
Income tax credit	0			290,820		199,227	445,723
Loss)/profit for the financial year attributable to equity holders	(4,408,580)		£ 213,202	(658,756)		814,728	(445,554)
Total comprehensive income for the year attributable to equity holders	£ (4,408,580)			£ (658,756)		£ 814,728	£ (445,554)
Earnings per ordinary share from continuing operations attributable to equity holders | £ / shares	£ (3.4265)			£ (0.5120)		£ 0.6332	£ (0.3463)